OTHER PAYABLES AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2018
OTHER PAYABLES AND ACCRUED LIABILITIES [abstract]
Disclosure of other payables and accrued liabilities
24.	OTHER PAYABLES AND ACCRUED LIABILITIES

	2017	2018

Accrued payroll and welfare payable	2,120	1,996
Accrued expenses	381	747
Advances from customers	3,096	-
Special oil gain levy payable	55	615
Royalties payable	75	55
Provision for dismantlement (note 26)	1,180	675
Other payables	7,199	8,689
	14,106	12,777